DERIVATIVE LIABILITIES (Details Narrative)	9 Months Ended
Mar. 31, 2022 $ / shares
Derivative Liabilities
Share Price	$ 0.0141
Risk free rate, Minimum	0.10%
Risk free rate, Maximum	0.11%
Volatility rate, Minimum	150.00%
Volatility rate, Maximum	341.00%